CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CASH AND CASH EQUIVALENTS

6.	CASH AND CASH EQUIVALENTS

The Company’s cash and cash equivalents are denominated in the following currencies:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Denominated in Canadian dollars	(172)	81	62
Denominated in U.S. dollars	3,208	9,705	7,896

Total cash and cash equivalents	3,036	9,786	7,958